INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities available for sale:
Amortized cost	$ 84,009	$ 79,715
Gross unrealized gains	1,000	1,851
Gross unrealized Losses	(1,173)	(75)
Fair value	83,836	81,491
US Government Agencies Debt Securities [Member]
Securities available for sale:
Amortized cost	35,240	36,951
Gross unrealized gains	53	248
Gross unrealized Losses	(628)	(45)
Fair value	34,665	37,154
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Amortized cost	40,801	34,794
Gross unrealized gains	666	1,189
Gross unrealized Losses	(402)	(29)
Fair value	41,065	35,954
Municipal Bonds [Member]
Securities available for sale:
Amortized cost	7,968	7,970
Gross unrealized gains	281	414
Gross unrealized Losses	(143)	(1)
Fair value	$ 8,106	$ 8,383